Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Impact of the Accounting Policy Changes for LIHTC Investments and Solar Energy Investments	Table 1.1 presents the impact of the accounting policy changes for LIHTC investments and solar energy investments to our consolidated statements of income and consolidated balance sheet. There was no material impact to the consolidated statement of cash flows.
Table 1.1: Impact of the Accounting Policy Changes for LIHTC Investments and Solar Energy Investments

	Year ended December 31, 2020				Year ended December 31, 2019
		Effect of accounting policy changes ($)				Effect of accounting policy changes ($)
($ in millions, except per share amounts)	As reported	LIHTC	Solar	As revised	As reported	LIHTC	Solar	As revised
Selected Income Statement Data
Interest income – loans	$34,109	—	121	34,230	44,146	—	72	44,218
Noninterest income	32,505	1,507	296	34,308	37,832	1,486	211	39,529
Income tax expense (benefit)	(3,005)	1,431	417	(1,157)	4,157	1,321	283	5,761
Net income	3,301	76	—	3,377	19,549	166	—	19,715
Earnings per common share	0.42	0.01	—	0.43	4.08	0.04	—	4.12
Diluted earnings per common share	0.41	0.02	—	0.43	4.05	0.04	—	4.09

					At December 31, 2020
						Effect of accounting policy changes ($)
					As reported	LIHTC	Solar	As revised
Selected Balance Sheet Data
Equity securities					$62,260	(275)	(1,977)	60,008
Accrued expenses and other liabilities					76,404	(67)	(1,977)	74,360
Retained earnings					162,890	(207)	—	162,683

Accounting Model for Financial Assets and Financial Liabilities
Table 1.2 summarizes financial assets and liabilities by form and measurement accounting model.
Table 1.2: Accounting Model for Financial Assets and Financial Liabilities

Balance sheet caption	Measurement model(s)	Financial statement Note reference
Cash and due from banks	Amortized cost	Note 28: Regulatory Capital Requirements and Other Restrictions
Interest-earning deposits with banks	Amortized cost	Note 28: Regulatory Capital Requirements and Other Restrictions
Federal funds sold and securities purchased under resale agreements	Amortized cost	N/A
Debt securities:
Trading	FV-NI (1)	Note 2: Trading Activities Note 17: Fair Values of Assets and Liabilities
Available-for-sale	FV-OCI (2)	Note 3: Available-for-Sale and Held-to-Maturity Debt Securities Note 17: Fair Values of Assets and Liabilities
Held-to-maturity	Amortized cost	Note 3: Available-for-Sale and Held-to-Maturity Debt Securities
Loans held for sale	FV-NI (1) LOCOM (3)	Note 2: Trading Activities Note 17: Fair Values of Assets and Liabilities
Loans	Amortized cost	Note 4: Loans and Related Allowance for Credit Losses
Derivative assets and liabilities	FV-NI (1) FV-OCI (2)	Note 2: Trading Activities Note 6: Equity Securities Note 16: Derivatives Note 17: Fair Values of Assets and Liabilities
Equity securities:
Marketable	FV-NI (1)	Note 2: Trading Activities Note 6: Equity Securities Note 17: Fair Values of Assets and Liabilities
Nonmarketable	FV-NI (1) Equity method Proportional amortization method Cost method Measurement alternative	Note 6: Equity Securities Note 17: Fair Values of Assets and Liabilities
Other assets	Amortized cost (4)	Note 5: Leasing Activity Note 7: Premises, Equipment, and Other Assets
Deposits	Amortized cost	Note 11: Deposits
Short-term borrowings	Amortized cost	N/A
Accrued expenses and other liabilities	Amortized cost (5)	Note 2: Trading Activities Note 5: Leasing Activity Note 17: Fair Values of Assets and Liabilities
Long-term debt	Amortized cost	Note 12: Long-Term Debt
(1)FV-NI represents the fair value through net income accounting model.
(2)FV-OCI represents the fair value through other comprehensive income accounting model.
(3)LOCOM represents the lower of cost or fair value accounting model.
(4)Other assets are generally measured at amortized cost, except for bank-owned life insurance which is measured at cash surrender value.
(5)Accrued expenses and other liabilities are generally measured at amortized cost, except for short-sale trading liabilities which are measured at FV-NI.

Key Economic Variables	See Table 1.3 for key economic variables used for our loan portfolios.
Table 1.3: Key Economic Variables

Loan Portfolio	Key economic variables
Total commercial	• Gross domestic product • Commercial real estate asset prices, where applicable • Unemployment rate
Residential mortgage	• Home price index • Unemployment rate
Other consumer (including credit card, auto, and other consumer)	• Unemployment rate

Supplemental Cash Flow Information
Supplemental Cash Flow Information
Significant noncash activities are presented in Table 1.4.

Table 1.4: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2021	2020	2019
Available-for-sale debt securities purchased from securitization of LHFS (1)	$3,096	21,768	—
Held-to-maturity debt securities purchased from securitization of LHFS (1)	20,265	9,912	289
Transfers from loans to LHFS	19,297	19,975	6,453
Transfers from available-for-sale debt securities to held-to-maturity debt securities	55,993	31,815	13,833
Operating lease ROU assets acquired with operating lease liabilities (2)	530	658	5,804
(1)Predominantly represents agency mortgage-backed securities purchased upon settlement of the sale and securitization of our conforming residential mortgage loans. See Note 8 (Securitizations and Variable Interest Entities) for additional information.
(2)Includes amounts attributable to new leases and changes from modified leases. The year ended December 31, 2019, balance also includes $4.9 billion from adoption of ASU 2016-02 – Leases (Topic 842).